Income Taxes - Schedule of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes - Schedule of Income Tax Expense (Details) [Line Items]
Current tax expense (recovery)	$ 50,943	$ 75,780	$ 77,645
Deferred tax expense (recovery)	(63,980)	13,816	(26,236)
Tax expense (recovery)	$ (13,037)	$ 89,596	$ 51,409